10-Q Revenue - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Change in Contract with Customer, Liability [Abstract]
Balance at beginning of period	$ 628,872	$ 446,360	$ 446,360	$ 86,654
Billings	73,097	9,520,180	16,158,295	3,792,319
Revenue recognized	(184,945)	(9,346,335)	(15,975,783)	(3,404,113)
Balance at end of period	$ 517,024	$ 620,205	$ 628,872	$ 446,360